Deposits (Details Narrative) - CAD ($) $ in Millions	Jan. 31, 2022	Nov. 01, 2021	Oct. 31, 2021
Deposits
Aggregate amount of term deposits in denominations of $100,000 or more	$ 311,000		$ 283,000
Redemption of TD Capital Trust IV Notes - Series 2		$ 450